Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Dec. 31, 2023
Copyrights [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives (years)	10 years
Patents [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives (years)	10 years
Trademarks [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives (years)	10 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives (years)	10 years